Concentrations (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rent Receivable [Member] | Supplies [Member]
Concentrations [Line Items]
Concentration risk percentage	10.00%	10.00%
One Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	10.00%	10.00%
One Customer [Member] | Rent Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage	10.00%	10.00%
Two customers [Member] | Rent Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage	76.90%	80.60%